Accounts Receivables - Schedule of Accounts Receivables, Net (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivables	$ 3,028,141	$ 885,932
Allowance for credit losses	(83,991)	(80,573)	$ (7,887)
Total, net	$ 2,944,150	$ 805,359